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December 5, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: SunAmerica Series Trust (the "Registrant")
    Registration File Nos. 33-52742 and 811-07238
    CIK No. 0000892538

    Growth Opportunities Portfolio

Dear Sir or Madam:

     As counsel to SunAmerica Series Trust (the "Registrant"), I am transmitting for filing the definitive information statement for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter.

     We will to mail to shareholders on December 5, 2005. Please call me at
(713) 831-5165 with any comments or questions.

Very truly yours,


/s/ NORI L. GABERT
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Nori L. Gabert